Retirement benefit obligations - Contributions and funding (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plans
Estimate of contributions expected to be paid to plan for next annual reporting period	SFr 288,000
Net defined benefit (liability) asset		SFr (1,281,525)
Actuarial gain on defined benefit obligation	1,981,208	366,888
Actuarial loss on plan assets	(525,770)	(106,340)
Change in the effect of the asset ceiling	(185,306)
Total	1,270,132	260,548	SFr (233,529)
Defined benefit obligation
Defined benefit plans
Net defined benefit (liability) asset	(7,682,529)	(9,276,675)	(9,406,967)
Fair value of plan assets
Defined benefit plans
Net defined benefit (liability) asset	7,867,835	SFr 7,995,150	SFr 7,714,430
Effect of asset ceiling
Defined benefit plans
Net defined benefit (liability) asset	SFr (185,306)